Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents (including restricted cash of $3 and $6, respectively) (See Note 2)	$ 431	$ 186
Short-term investments	7	6
Accounts receivable (net of allowance for doubtful accounts of $19 and $24, respectively)	592	527
Inventories:
Finished and in-process goods	254	266
Raw materials and supplies	103	109
Other current assets	72	79
Assets of discontinued operations (See Note 3)	0	243
Total current assets	1,459	1,416
Other assets	169	153
Property and equipment
Land	88	78
Buildings	298	295
Machinery and equipment	2,300	2,244
Property and equipment, gross	2,686	2,617
Less accumulated depreciation	(1,477)	(1,350)
Property and equipment, net	1,209	1,267
Goodwill (See Note 6)	167	169
Other intangible assets, net (See Note 6)	104	132
Total assets	3,108	3,137
Current liabilities
Accounts and drafts payable	393	414
Debt payable within one year (See Note 9)	117	82
Affiliated loans payable	2	2
Interest payable	61	69
Income taxes payable	15	24
Accrued payroll and incentive compensation	57	65
Other current liabilities	132	150
Liabilities of discontinued operations (See Note 3)	0	59
Total current liabilities	777	865
Long-term debt (See Note 9)	3,420	3,488
Affiliated long-term debt (See Note 5)	0	100
Long-term pension and post employment benefit obligations (See Note 12)	223	208
Deferred income taxes (See Note 15)	72	110
Other long-term liabilities	156	160
Advance from affiliates (See Note 5)	225	225
Total liabilities	4,873	5,156
Commitments and contingencies (See Notes 9 and 11)
Deficit
Common stock - $0.01 par value; 300,000,000 shares authorized, 170,605,906 issued and 82,556,847 outstanding at December 31, 2011 and 2010	1	1
Paid-in capital	533	324
Treasury stock, at cost - 88,049,059 shares	(296)	(296)
Note receivable from parent	(24)	(24)
Accumulated other comprehensive income	17	88
Accumulated deficit	(1,997)	(2,115)
Total Momentive Specialty Chemicals Inc. shareholder's deficit	(1,766)	(2,022)
Noncontrolling interest	1	3
Total deficit	(1,765)	(2,019)
Total liabilities and deficit	$ 3,108	$ 3,137